Certain Relationships and Related Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Description of related transaction	The following persons are partners of Sidley Austin LLP, the principal law firm of TDS and its subsidiaries: Walter C.D. Carlson, a trustee and beneficiary of a voting trust that controls TDS, the non-executive Chairman of the Board and member of the Board of Directors of TDS and a director of U.S. Cellular, a subsidiary of TDS; William S. DeCarlo, the General Counsel of TDS and an Assistant Secretary of TDS and certain subsidiaries of TDS; and Stephen P. Fitzell, the General Counsel of U.S. Cellular and TDS Telecommunications LLC and an Assistant Secretary of certain subsidiaries of TDS. Walter C.D. Carlson does not provide legal services to TDS or its subsidiaries. TDS, U.S. Cellular and their subsidiaries incurred legal costs from Sidley Austin LLP of $11 million, $9 million and $12 million in 2017, 2016 and 2015, respectively.
Sidley Austin LLP
Related Party Transaction [Line Items]
Legal expense	$ 11	$ 9	$ 12